Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (24.8)	$ (41.4)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	194.8	207.0
Change in fair value of derivative instruments	(8.7)	0.0
Amortization of interest rate cap premium	1.5	1.9
Amortization of debt issuance costs and original issue discount	14.5	14.0
Accretion on landfill retirement obligations	10.0	9.3
Accretion on capital leases, long-term debt, loss contracts and other long-term liabilities and amortization of deferred contract costs	1.9	1.7
Provision for doubtful accounts	2.7	2.9
Loss on disposition of assets	0.8	0.5
Impairment of assets	6.4	0.0
Loss (gain) on disposition of businesses	10.6	(0.6)
Gain on redemption of security	(2.5)	0.0
Stock option vesting	1.6	1.8
Deferred tax provision	(15.8)	(14.8)
Earnings in equity investee	(1.1)	0.1
Changes in operating assets and liabilities, net of businesses acquired
Decrease (increase) in accounts receivable	6.8	(4.2)
Decrease in prepaid expenses and other current assets	7.6	7.4
Decrease in other assets	0.9	1.8
Decrease in accounts payable	(1.8)	(0.2)
Increase in accrued expenses and other long-term liabilities	14.9	17.4
Decrease in unearned revenue	(2.5)	(3.1)
Capping, closure and post-closure expenditures	(11.2)	(6.7)
Net cash provided by operating activities	206.6	194.8
Cash flows from investing activities
Purchases of property and equipment and construction and development	(129.7)	(144.0)
Proceeds from sale of property and equipment	1.7	1.9
Proceeds from maturity of securities	15.0	0.0
Acquisition of businesses, net of cash acquired	(25.0)	(8.7)
Proceeds from sale of businesses	11.6	2.1
Net cash used in investing activities	(126.4)	(148.7)
Cash flows from financing activities
Proceeds from borrowings on long-term debt	35.0	75.0
Repayment on long-term debt	(103.9)	(100.0)
Deferred financing charges	0.0	(1.2)
Bank overdraft	(1.3)	0.0
Other financing activities	(1.1)	0.1
Capital contribution from parent	0.5	0.1
Return of capital to parent	(7.5)	(1.9)
Net cash used in financing activities	(78.3)	(27.9)
Net increase in cash and cash equivalents	1.9	18.2
Cash and cash equivalents, beginning of period	1.0	12.0
Cash and cash equivalents, end of period	$ 2.9	$ 30.2